UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

  /s/ R. Ted Weschler          Charlottesville, VA             May 15, 2007
-----------------------     -------------------------     ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          11

Form 13F Information Table Value Total:  $1,486,509
                                         (thousands)


List of Other Included Managers:

  1.  Peninsula Investment Partners, LP

  2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                           FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8
                                                       FAIR MKT
                               TITLE                    VALUE      SHRS OR    SH/  PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRTN   MNGRS    SOLE    SHARED    NONE
--------------                 --------    ---------   --------    -------    ---  ----   ------   -----    ----  ----------  ----
DAVITA INC                     COM         23918K108    319,920    6,000,000   SH         SHARED    1,2            6,000,000
ECHOSTAR COMMUNICATIONS NEW    CL A        278762109    217,150    5,000,000   SH         SHARED    1,2            5,000,000
FIBERTOWER CORP                COM         31567R100     34,828    6,710,550   SH         SHARED    1,2            6,710,550
GENERAL ELECTRIC CO            COM         369604103    212,160    6,000,000       CALL   SHARED    1,2            6,000,000
NEWS CORP                      CL A        65248E104     42,541    1,840,000   SH         SHARED    1,2            1,840,000
SPRINT NEXTEL CORP             COM FON     852061100     75,840    4,000,000   SH         SHARED    1,2            4,000,000
SUNCOR ENERGY INC              COM         867229106     22,905      300,000   SH         SHARED    1,2              300,000
U S AIRWAYS GROUP INC          COM         90341W108    181,920    4,000,000   SH         SHARED    1,2            4,000,000
GRACE W R & CO DEL NEW         COM         38388F108    284,427   10,765,600   SH         SHARED    1,2           10,765,600
WILSONS THE LEATHER EXPERTS    COM         972463103     23,231   15,487,513   SH         SHARED    1,2           15,487,513
XM SATELLITE RADIO HLDGS INC   CL A        983759101     71,587    5,540,800   SH         SHARED    1,2            5,540,800





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